July 26, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:  Cohen & Steers Real Estate Opportunities Income Fund

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-2 for Cohen & Steers Real Estate Opportunities Income Fund, a new closed-end registered investment company.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

SVP and Associate General Counsel

Phone: 212-796-9347

Email: ddevivo@cohenandsteers.com